Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Gain (Loss) On Investments	Unrealized Appreciation (Depreciation) on Investments	Accumulated Deficit	Total
Balance at Dec. 31, 2017		$ 5,009	$ 1,871,080	$ (470,388)	$ (651,530)	$ 448,871		$ 1,203,042
Balance, shares at Dec. 31, 2017		50,082,441
Common stock issued for asset acquisition		$ 200	152,035					152,235
Common stock issued for asset acquisition, shares		2,000,000
Common stock issued for cash		$ 7	24,493					24,500
Common stock issued for cash, shares		70,000
Common stock repurchased for cash and cancelled		$ (2,874)	2					(2,872)
Common stock repurchased for cash and cancelled, shares		(28,734,901)
Adoption of corporation accounting				470,388	651,530	(448,871)	(673,047)
Net loss							(969,463)	(969,463)
Balance at Dec. 31, 2018		$ 2,342	2,047,610				(1,642,510)	407,442
Balance, shares at Dec. 31, 2018		23,417,540
Common stock issued for services		$ 2	8,748					8,750
Common stock issued for services, shares		25,000
Net loss							(123,523)	(123,523)
Balance at Mar. 31, 2019		$ 2,344	2,056,358				(1,766,033)	292,669
Balance, shares at Mar. 31, 2019		23,442,540
Balance at Dec. 31, 2018		$ 2,342	2,047,610				(1,642,510)	407,442
Balance, shares at Dec. 31, 2018		23,417,540
Series B preferred stock issued for cash, net of costs			110,000					110,000
Series B preferred stock issued for cash, net of costs, shares	115
Common stock issued for services		$ 10	34,990					35,000
Common stock issued for services, shares		100,000
Common stock issued for due diligence fee		$ 9	41,991					42,000
Common stock issued for due diligence fee, shares		86,667
Accretion of stock options for services			142,960					142,960
Warrants issued in connection with convertible debt			253,000					253,000
Warrants issued in connection with convertible debt, shares
Net loss							(1,013,294)	(1,013,294)
Balance at Dec. 31, 2019		$ 2,361	2,630,551				(2,655,804)	(22,892)
Balance, shares at Dec. 31, 2019	115	23,604,207
Net loss							(238,877)	(238,877)
Balance at Mar. 31, 2020		$ 2,631	$ 2,630,551				$ (2,894,681)	$ (261,769)
Balance, shares at Mar. 31, 2020	115	23,604,207